Note 5 - Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.	PREMISES AND EQUIPMENT

Major classifications of premises and equipment at December 31 are summarized as follows:

(Dollar amounts in thousands)	2014	2013

Land and land improvements	$1,943	$1,943
Building and leasehold improvements	11,133	10,832
Furniture, fixtures, and equipment	4,637	4,036
	17,713	16,811
Less accumulated depreciation and amortization	7,733	6,983

Total	$9,980	$9,828

Depreciation and amortization charged to operations was $750,000 in 2014, $676,000 in 2013, and $591,000 in 2012.